Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Related Party Transactions (Details) [Line Items]
Lease liability due	$ 0.6		$ 0.6
Rent expense	0.1	$ 0.1
Notes payable			$ 4.0
Previously Reported [Member]
Related Party Transactions (Details) [Line Items]
Lease liability due	$ 0.7